INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of provision for income taxes

	Years Ended December 31,
	2021	2022	2023
	$	$	$
Income (loss) before income taxes and equity in earnings of affiliates
Canada	6,237	(19,357)	(61,704)
United States	66,432	22,275	(49,536)
PRC including Hong Kong and Taiwan	(35,943)	193,705	230,768
Japan	51,910	1,179	5,026
Singapore	(7,728)	69,424	153,437
Brazil	14,448	32,052	(44,663)
Thailand	(15,562)	17,155	162,303
Other	58,670	40,035	12,894
	138,464	356,468	408,525
Current tax expense (benefit)
Canada	(1,124)	(16,707)	1,944
United States	15,937	(1,684)	12,570
PRC including Hong Kong and Taiwan	47,356	47,528	55,780
Japan	24,047	3,054	4,104
Singapore	617	872	475
Brazil	6,151	5,023	(7,518)
Thailand	—	—	—
Other	10,097	19,183	7,695
	103,081	57,269	75,050
Deferred tax expense (benefit)
Canada	685	10,629	2,048
United States	(1,604)	1,996	(4,176)
PRC including Hong Kong and Taiwan	(65,017)	500	(724)
Japan	(353)	(173)	2,008
Singapore	—	231	—
Brazil	1,244	5,546	(25,657)
Thailand	—	—	—
Other	(2,192)	(2,645)	10,952
	(67,237)	16,084	(15,549)
Total income tax expense (benefit)
Canada	(439)	(6,078)	3,992
United States	14,333	312	8,394
PRC including Hong Kong and Taiwan	(17,661)	48,028	55,056
Japan	23,694	2,881	6,112
Singapore	617	1,103	475
Brazil	7,395	10,569	(33,175)
Thailand	—	—	—
Other	7,905	16,538	18,647
	35,844	73,353	59,501

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2021	2022	2023
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	4%	(3)%	(15)%
Effect of different tax rate on earnings in other jurisdictions	9%	1%	(4)%
Effect of tax holiday	(3)%	(1)%	(1)%
Effect of true-up	4%	(2)%	—%
Effect of cross-border tax	—%	—%	1%
Unrecognized tax provision	(5)%	—%	—%
Change in valuation allowance	(3)%	(1)%	7%
Effect of change in tax rate	(7)%	—%	—%
	26%	21%	15%

Schedule of aggregate amount and per share effect of the tax holiday

	Years Ended December 31,
	2021	2022	2023

	(In Thousands of U.S. Dollars, except per share data)
The aggregate amount	4,466	2,520	3,043
Per share — basic	0.07	0.04	0.05
Per share — diluted	0.07	0.04	0.04

Schedule of components of the deferred tax assets and liabilities

	At December 31,	At December 31,
	2022	2023
	$	$
Deferred tax assets:
Accrued warranty costs	17,318	12,944
Allowance for credit losses	11,772	14,728
Inventory write-down	1,235	5,807
Future deductible expenses	32,351	28,720
Depreciation and impairment difference of property, plant and equipment and solar power systems	36,332	18,428
Accrued liabilities related to antidumping and countervailing duty deposits	40	39
Government subsidies	28,723	46,712
Net operating losses carry-forward	79,474	131,094
Unrealized foreign exchange loss and capital loss	2,677	190
Interest limitation	14,031	15,471
Others	48,761	62,003
Total deferred tax assets, gross	272,714	336,136
Valuation allowance	(43,488)	(72,678)
Total deferred tax assets, net of valuation allowance	229,226	263,458

Deferred tax liabilities:
Derivative assets	2,899	654
Depreciation difference of property, plant and equipment	34,914	34,625
Insurance recoverable	55	71
Unrealized foreign exchange gain	3,906	1,816
Others	24,856	45,662
Total deferred tax liabilities	66,630	82,828
Net deferred tax assets	162,596	180,630
Analysis as:
Deferred tax assets	229,226	263,458
Deferred tax liabilities	(66,630)	(82,828)
Net deferred tax assets	162,596	180,630

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2021	2022	2023
	$	$	$
Beginning balance	50,118	45,682	43,488
Additions (reversals)	(4,671)	(1,531)	28,819
Foreign exchange effect	235	(663)	371
Ending balance	45,682	43,488	72,678

Schedule of movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties)

	Years Ended December 31,
	2021	2022	2023
	$	$	$
Beginning balance	9,628	5,863	4,770
Reductions for tax positions from prior years/Statute of limitations expirations	(3,763)	(678)	(24)
Foreign exchange effect	(2)	(415)	(1)
Ending balance	5,863	4,770	4,745